Long-Term Debt - Other - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) credit_facility term_loan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate for the Partnership's long-term debt outstanding	3.04%	4.12%
Foreign exchange (losses) gains	$ (21,356)	$ (9,640)	$ 1,371
Aggregate annual long-term debt principal repayments, 2020	251,000
Aggregate annual long-term debt principal repayments, 2021	208,900
Aggregate annual long-term debt principal repayments, 2022	238,500
Aggregate annual long-term debt principal repayments, 2023	125,900
Aggregate annual long-term debt principal repayments, 2024	187,800
Aggregate annual long-term debt principal repayments, thereafter	$ 469,800
Number of term loans | term_loan	5
Long-term debt	$ 1,472,213	$ 1,831,396
Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Number of term loans | credit_facility	3
Long-term debt	$ 359,400
Long Term Debt1 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	115.00%
Long Term Debt2 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	120.00%
Long Term Debt3 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	135.00%
Transportation equipment | Long Term Debt1 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	273.00%
Transportation equipment | Long Term Debt2 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	142.00%
Transportation equipment | Long Term Debt3 | Fair Value Guarantee [Member]
Debt Instrument [Line Items]
Percentage of vessel value to outstanding loan principal balance	215.00%